Appendix I. Subsidiaries (fully-consolidated companies) (million euro) (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Investments in associates accounted for using equity method	€ 3,023,000,000	€ 3,023,000,000	€ 2,038,000,000	€ 1,951,000,000
Assets		28,999,000,000	26,318,000,000
Liabilities		20,879,000,000	20,439,000,000
Revenue	9,147,000,000	9,147,000,000	8,514,000,000	7,551,000,000
Profit (loss)		€ 3,490,000,000	511,000,000	305,000,000
IRB infrastructure developers limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		19.86%
Investments in associates accounted for using equity method	315,000,000		376,000,000	377,000,000
407 International Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		43.23%
Investments in associates accounted for using equity method	778,000,000		928,000,000	1,063,000,000
JFKNTO sponsor aggregator LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		49.00%
Investments in associates accounted for using equity method	1,006,000,000		471,000,000	235,000,000
Corporation division [Member]
Disclosure of subsidiaries [line items]
Revenue	520,000,000		506,000,000	466,000,000
Construction division [Member]
Disclosure of subsidiaries [line items]
Revenue	7,234,000,000	€ 7,234,000,000	6,869,000,000	6,280,000,000
Profit (loss)		258,000,000	98,000,000	65,000,000
Toll roads division [Member]
Disclosure of subsidiaries [line items]
Revenue	1,256,000,000	1,256,000,000	1,085,000,000	780,000,000
Profit (loss)		€ 663,000,000	548,000,000	157,000,000
Toll roads division [Member] | 407 International Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		43.23%
Toll roads division [Member] | JFKNTO sponsor aggregator LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		49.00%
Airports division [Member]
Disclosure of subsidiaries [line items]
Revenue	91,000,000		80,000,000	54,000,000
Energy and mobility infrastructures division [Member]
Disclosure of subsidiaries [line items]
Revenue	€ 270,000,000		207,000,000	191,000,000
SPAIN
Disclosure of subsidiaries [line items]
Revenue		€ 1,582,000,000	1,475,000,000	1,154,000,000
SPAIN | Corporation division [Member] | Ferrovial Inversiones, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 2,000,000
SPAIN | Corporation division [Member] | Ferrovial Emisiones, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial Corporación, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 5,000,000
SPAIN | Corporation division [Member] | I Ferrofin, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		52.00%
Net cost ownership		€ 40,000,000
SPAIN | Corporation division [Member] | II Ferrofin, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		48.00%
Net cost ownership		€ 33,000,000
SPAIN | Corporation division [Member] | Temauri, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 5,000,000
SPAIN | Corporation division [Member] | Ferrovial 011, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial 012, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial 013, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial 014, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial Venture VI, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 6,000,000
SPAIN | Corporation division [Member] | Ferrovial Ventures, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 15,000,000
SPAIN | Corporation division [Member] | Ferrovial 009, S.L.U (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial 015, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial 016, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial 017, S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Corporation division [Member] | Ferrovial 008, S.L.U (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Construction division [Member] | Via olmedo pedralba sa [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		7.20%
Investments in associates accounted for using equity method		€ 1,000,000
Assets		5,000,000
Liabilities		2,000,000
Revenue		5,000,000
Profit (loss)		€ 0
SPAIN | Construction division [Member] | Boremer S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates accounted for using equity method		€ 1,000,000
Assets		2,000,000
Liabilities		1,000,000
Revenue		0
Profit (loss)		€ 0
SPAIN | Construction division [Member] | Conc. Prisiones Lledoners,S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 16,000,000
SPAIN | Construction division [Member] | Cadagua, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.95%
Net cost ownership		€ 70,000,000
SPAIN | Construction division [Member] | Cocsa, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.95%
Net cost ownership		€ 8,000,000
SPAIN | Construction division [Member] | Ditecpesa, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.95%
Net cost ownership		€ 1,000,000
SPAIN | Construction division [Member] | Ferroconservación, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.00%
Net cost ownership		€ 19,000,000
SPAIN | Construction division [Member] | Ferrovial Construcción, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Net cost ownership		€ 386,000,000
SPAIN | Construction division [Member] | Ferrovial Medio Ambiente y Energía, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.95%
Net cost ownership		€ 1,000,000
SPAIN | Construction division [Member] | Ferrovial Railway S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		98.80%
Net cost ownership		€ 0
SPAIN | Construction division [Member] | Urbaoeste, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.00%
Net cost ownership		€ 0
SPAIN | Construction division [Member] | Cimentaciones Especiales y Estructurales CIMSA, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.00%
Net cost ownership		€ 0
SPAIN | Construction division [Member] | Arena Recursos Naturales, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Construction division [Member] | I Depusa Aragón S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		51.70%
Net cost ownership		€ 2,000,000
SPAIN | Construction division [Member] | II Depusa Aragón S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		42.30%
Net cost ownership		€ 0
SPAIN | Construction division [Member] | Tecpresa Structural Solutions, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.10%
Net cost ownership		€ 2,000,000
SPAIN | Toll roads division [Member] | Bip & drive sa [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		25.00%
Investments in associates accounted for using equity method		€ 6,000,000
Assets		38,000,000
Liabilities		13,000,000
Revenue		18,000,000
Profit (loss)		€ 4,000,000
SPAIN | Toll roads division [Member] | Empresa de mantenimiento y explotación m30 sa [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates accounted for using equity method		€ (34,000,000)
Assets		238,000,000
Liabilities		238,000,000
Revenue		37,000,000
Profit (loss)		€ 10,000,000
SPAIN | Toll roads division [Member] | Madrid calle 30 S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		20.00%
Investments in associates accounted for using equity method		€ 56,000,000
Assets		730,000,000
Liabilities		169,000,000
Revenue		158,000,000
Profit (loss)		€ 68,000,000
SPAIN | Toll roads division [Member] | Cintra Infraestructuras Spain, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 101,000,000
SPAIN | Toll roads division [Member] | Cintra Inversora Autopistas de Cataluña, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Toll roads division [Member] | Inversora Autopistas de Cataluña, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Toll roads division [Member] | Cintra Inversiones, S.L.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Toll roads division [Member] | Cintra Servicios de Infraestructuras, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Net cost ownership		€ 0
SPAIN | Toll roads division [Member] | Autopista Alcalá-O'Donnell, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 3,000,000
SPAIN | Toll roads division [Member] | Autovía de Aragón, Sociedad Concesionaria, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		55.00%
Net cost ownership		€ 23,000,000
SPAIN | Toll roads division [Member] | Pilum sa [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		94.10%
Net cost ownership		€ 0
SPAIN | Toll roads division [Member] | Ferrovial Aravia, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		55.00%
Net cost ownership		€ 1,000,000
SPAIN | Toll roads division [Member] | Autema, S.A. (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		76.30%
Net cost ownership		€ 426,000,000
SPAIN | Toll roads division [Member] | II Autovía de Aragón, Sociedad Concesionaria, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		30.00%
Net cost ownership		€ 15,000,000
SPAIN | Toll roads division [Member] | III Autovía de Aragón, Sociedad Concesionaria, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		15.00%
Net cost ownership		€ 3,000,000
SPAIN | Toll roads division [Member] | II Ferrovial Aravia, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		30.00%
Net cost ownership		€ 1,000,000
SPAIN | Toll roads division [Member] | III Ferrovial Aravia, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		15.00%
Net cost ownership		€ 0
SPAIN | Toll roads division [Member] | Azalia, Sp.z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 8,000,000
SPAIN | Airports division [Member] | Ferrovial Aeropuertos España, S.A. (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 28,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Siemsa Control y Sistemas S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Infraestructuras Energéticas, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 21,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Parque Solar Casilla, S.L.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 9,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Mobility, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 15,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Cea Infraestructuras Energéticas (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Energy and mobility infrastructures division [Member] | Jucar Infraestructuras Energéticas (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Energy and mobility infrastructures division [Member] | Pisuerga Infraestructuras Energéticas, S.A.U. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Growth VI, S.L. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 10,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Roland Servicios Empresariales, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 15,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial 004, S.A. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 17,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Transco España , S.A.U. (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 14,000,000
SPAIN | Energy and mobility infrastructures division [Member] | Ferrovial Energía S.A. (a)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 16,000,000
UNITED KINGDOM
Disclosure of subsidiaries [line items]
Revenue		€ 809,000,000	771,000,000	708,000,000
UNITED KINGDOM | Corporation division [Member] | Ferrocorp UK Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
UNITED KINGDOM | Corporation division [Member] | Ferrovial Ventures, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 7,000,000
UNITED KINGDOM | Construction division [Member] | Ferrovial Construction (UK) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 9,000,000
UNITED KINGDOM | Construction division [Member] | Ferrovial Construction Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 74,000,000
UNITED KINGDOM | Construction division [Member] | FC Civil Solutions Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Toll roads division [Member] | Sociedad Concesionaria Anillo Vial, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		35.00%
Investments in associates accounted for using equity method		€ 14,000,000
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
UNITED KINGDOM | Toll roads division [Member] | Zero by pass holdings ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		35.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
UNITED KINGDOM | Toll roads division [Member] | Zero bypass Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		100.00%
Investments in associates accounted for using equity method		€ 13,000,000
Assets		944,000,000
Liabilities		908,000,000
Revenue		36,000,000
Profit (loss)		€ 3,000,000
UNITED KINGDOM | Toll roads division [Member] | River linx holdings ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		22.50%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
UNITED KINGDOM | Toll roads division [Member] | RiverLinx Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		100.00%
Investments in associates accounted for using equity method		€ 65,000,000
Assets		1,820,000,000
Liabilities		1,528,000,000
Revenue		204,000,000
Profit (loss)		€ 7,000,000
UNITED KINGDOM | Toll roads division [Member] | Cintra Silvertown Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
UNITED KINGDOM | Toll roads division [Member] | Cintra Infrastructures UK Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 42,000,000
UNITED KINGDOM | Toll roads division [Member] | Cintra Toowoomba Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Toll roads division [Member] | Cintra Slovakia Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
UNITED KINGDOM | Toll roads division [Member] | Cintra OSARS Western Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 23,000,000
UNITED KINGDOM | Airports division [Member] | Faero UK Holding Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 255,000,000
UNITED KINGDOM | Airports division [Member] | Ferrovial Airports International, S.E [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,372,000,000
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Ferrovial Services Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 26,000,000
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia Waste Treatment B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Ferrovial Energy US, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 13,000,000
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Ferrovial Energy US 1, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia Waste Management Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia MK ODC Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia AWRP ODC Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia WB HoldCo Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia WB ODC Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia WB Services Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia WB SPV Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia IOW SPV Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia Services Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia MK HoldCo Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia MK SPV Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia Ventures Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia IOW ODC Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Thalia Holdco Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Alto Huemul Transmisión SPA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Alto Huemul II SPA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED KINGDOM | Energy and mobility infrastructures division [Member] | Misae Solar IV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 66,000,000
UNITED STATES
Disclosure of subsidiaries [line items]
Revenue		€ 3,271,000,000	2,879,000,000	2,906,000,000
UNITED STATES | Corporation division [Member] | Landmille US LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Corporation division [Member] | Ferrovial IT US, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | ConnectedWorks, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		40.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
UNITED STATES | Construction division [Member] | Pepper lawson horizonIntl group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		70.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		1,000,000
Profit (loss)		€ 0
UNITED STATES | Construction division [Member] | Ferrovial Construction East, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 457,000,000
UNITED STATES | Construction division [Member] | Cadagua US LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 14,000,000
UNITED STATES | Construction division [Member] | Ferrovial Agroman 56, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 35,000,000
UNITED STATES | Construction division [Member] | Ferrovial Agroman Indiana, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | Ferrovial Construction Texas, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 74,000,000
UNITED STATES | Construction division [Member] | Ferrovial Construction US Corp. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,010,000,000
UNITED STATES | Construction division [Member] | Ferrovial Construction US Holding Corp. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,168,000,000
UNITED STATES | Construction division [Member] | I Grand Parkway Infrastructure LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		30.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | II Grand Parkway Infrastructure LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		40.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | Ferrovial Energy Solutions, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | Webber Infrastructure Management US Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 308,000,000
UNITED STATES | Construction division [Member] | Webber Infrastructure Management Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 39,000,000
UNITED STATES | Construction division [Member] | Ferrovial Construccion JFK T1 LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | Sugar Creek Construction LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		70.00%
Net cost ownership		€ 64,000,000
UNITED STATES | Construction division [Member] | I Trinity Infrastructure LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		40.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | II Trinity Infrastructure LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		60.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | North Tarrant Infrastructures [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		25.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | II North Tarrant Infrastructures [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		75.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | California Rail Builders [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		80.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | Ferrovial Construction West, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | I Bluebonnet Constractor, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		40.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | II Bluebonnet Contractor, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		60.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | DBW Construction LLC. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ (2,000,000)
UNITED STATES | Construction division [Member] | I PLW Waterworks LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | II PLW Waterworks LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | Webber Materials, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 88,000,000
UNITED STATES | Construction division [Member] | W.W. Webber, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 653,000,000
UNITED STATES | Construction division [Member] | Webber Barrier Services [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 5,000,000
UNITED STATES | Construction division [Member] | Webber Commercial Construction LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | Webber Equipment & Materials LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 227,000,000
UNITED STATES | Construction division [Member] | Webber Management Group LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 41,000,000
UNITED STATES | Construction division [Member] | FAM Construction LLC (I-66) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		70.00%
Net cost ownership		€ 337,000,000
UNITED STATES | Construction division [Member] | Webber Infrastructure Management Holding US Corp
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ (3,000,000)
UNITED STATES | Construction division [Member] | Tecpresa Structural Solutions, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Construction division [Member] | North Perimeter Contractors LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 387,000,000
UNITED STATES | Construction division [Member] | Webber united LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		60.00%
Net cost ownership		€ 0
UNITED STATES | Toll roads division [Member] | Cintra ITR LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.00%
Net cost ownership		€ 78,000,000
UNITED STATES | Toll roads division [Member] | Cintra Holding US Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 22,000,000
UNITED STATES | Toll roads division [Member] | Cintra Texas Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ (22,000,000)
UNITED STATES | Toll roads division [Member] | Cintra US Services LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
UNITED STATES | Toll roads division [Member] | Cintra LBJ LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 303,000,000
UNITED STATES | Toll roads division [Member] | Cintra NTE LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 240,000,000
UNITED STATES | Toll roads division [Member] | Cintra NTE Mobility Partners Segments 3 LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 4,000,000
UNITED STATES | Toll roads division [Member] | Cintra Toll Services LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Toll roads division [Member] | Cintra I-77 Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 142,000,000
UNITED STATES | Toll roads division [Member] | Cintra 2 I-77 Mobility Partners LLC (2) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 66,000,000
UNITED STATES | Toll roads division [Member] | Cintra 2 I-66 Express Mobility Partners [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 679,000,000
UNITED STATES | Toll roads division [Member] | I-66 Express Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,437,000,000
UNITED STATES | Toll roads division [Member] | Cintra 3I-66 Express Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 200,000,000
UNITED STATES | Toll roads division [Member] | Cintra 3 I-77 Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 104,000,000
UNITED STATES | Toll roads division [Member] | Cintra Digital Business Ventures LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Toll roads division [Member] | Cintra North Corridor Transit Partners, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Toll roads division [Member] | I-77 Mobility Partners Holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.10%
Net cost ownership		€ 108,000,000
UNITED STATES | Toll roads division [Member] | II I-77 Mobility Partners Holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		15.00%
Net cost ownership		€ 68,000,000
UNITED STATES | Toll roads division [Member] | I-77 Mobility Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 218,000,000
UNITED STATES | Toll roads division [Member] | LBJ Infrastructure Group Holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		54.60%
Net cost ownership		€ 0
UNITED STATES | Toll roads division [Member] | LBJ Infrastructure Group LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 521,000,000
UNITED STATES | Toll roads division [Member] | NTE mobilitypartners holding [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		63.00%
Net cost ownership		€ 240,000,000
UNITED STATES | Toll roads division [Member] | NTE mobility partners [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 322,000,000
UNITED STATES | Toll roads division [Member] | NTE mobility partners segments 3 holding LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		53.70%
Net cost ownership		€ 276,000,000
UNITED STATES | Toll roads division [Member] | NTE mobility partners segments 3 LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 436,000,000
UNITED STATES | Toll roads division [Member] | I-66 Express Mobility Partners Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%
Net cost ownership		€ 0
UNITED STATES | Toll roads division [Member] | II Cintra ITR LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		44.00%
Net cost ownership		€ 23,000,000
UNITED STATES | Airports division [Member] | JFKNTO sponsor aggregator LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		51.00%
Investments in associates accounted for using equity method		€ 1,006,000,000
Assets		10,436,000,000
Liabilities		8,547,000,000
Revenue		68,000,000
Profit (loss)		€ 7,000,000
UNITED STATES | Airports division [Member] | Ferrovial Airports Holding US Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 799,000,000
UNITED STATES | Airports division [Member] | Ferrovial Airports O&M Services LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Airports division [Member] | Ferrovial Airports US Terminal One LLC. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 734,000,000
UNITED STATES | Airports division [Member] | MARS NTO LLC. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		96.10%
Net cost ownership		€ 742,000,000
UNITED STATES | Airports division [Member] | Ferrovial Airports CHS MSA LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
UNITED STATES | Energy and mobility infrastructures division [Member] | Ferrovial Mobility U.S., LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
SAUDI ARABIA | Construction division [Member] | Ferrovial Agroman Company [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		97.50%
Net cost ownership		€ 3,000,000
AUSTRALIA | Construction division [Member] | Ferrovial Construction (Australia) PTY LTD [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 46,000,000
AUSTRALIA | Toll roads division [Member] | Nexus infrastructure holdings unit trust [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		40.00%
Investments in associates accounted for using equity method		€ 3,000,000
Assets		18,000,000
Liabilities		0
Revenue		0
Profit (loss)		€ 0
AUSTRALIA | Toll roads division [Member] | Nexus infr unit trust toowoomba [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		100.00%
Investments in associates accounted for using equity method		€ 10,000,000
Assets		37,000,000
Liabilities		16,000,000
Revenue		37,000,000
Profit (loss)		€ 3,000,000
AUSTRALIA | Toll roads division [Member] | Nexus infrastructure holdings pty ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		40.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
AUSTRALIA | Toll roads division [Member] | Nexus Infrastructure PTY Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		100.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
AUSTRALIA | Toll roads division [Member] | Netflow osars western gp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates accounted for using equity method		€ 38,000,000
Assets		151,000,000
Liabilities		74,000,000
Revenue		25,000,000
Profit (loss)		€ 3,000,000
AUSTRALIA | Toll roads division [Member] | Cintra OSARS (Western) Holdings Unit Trust [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 23,000,000
AUSTRALIA | Toll roads division [Member] | Cintra OSARS Western Unit Trust [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ (3,000,000)
AUSTRALIA | Toll roads division [Member] | Cintra Developments Australia PTY, Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
AUSTRALIA | Toll roads division [Member] | Cintra OSARS (Western) Holdings PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
AUSTRALIA | Toll roads division [Member] | Cintra OSARS Western PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
BRAZIL | Construction division [Member] | Constructora Ferrovial Ltd. (Brasil) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.00%
Net cost ownership		€ 1,000,000
CANADA
Disclosure of subsidiaries [line items]
Revenue		€ 246,000,000	161,000,000	100,000,000
CANADA | Construction division [Member] | Ontario transit groupInc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		50.00%
Investments in associates accounted for using equity method		€ 0
Assets		1,046,000,000
Liabilities		1,078,000,000
Revenue		409,000,000
Profit (loss)		€ 0
CANADA | Construction division [Member] | Ferrovial Construction Canada Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 66,000,000
CANADA | Construction division [Member] | Webber infrastructure management canada holdings ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CANADA | Construction division [Member] | Webber Infrastructure Management Alberta Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CANADA | Construction division [Member] | Webber Infrastructure Management Canada Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 6,000,000
CANADA | Construction division [Member] | Webber Infrastructure Management Ontario Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 30,000,000
CANADA | Construction division [Member] | Ontario Transit FCCI (Hold Co) Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CANADA | Toll roads division [Member] | 407 International Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		43.20%
Investments in associates accounted for using equity method		€ 778,000,000
Assets		3,866,000,000
Liabilities		8,029,000,000
Revenue		1,151,000,000
Profit (loss)		€ 467,000,000
CANADA | Toll roads division [Member] | Cintra 4352238 Investments INC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Construction division [Member] | Constructora Ferrovial Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		97.20%
Net cost ownership		€ 0
CHILE | Construction division [Member] | Ferrovial Construcción Chile S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 63,000,000
CHILE | Construction division [Member] | Ferrovial Empresa Constructora Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Construction division [Member] | Siemsa Chile S.P.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Toll roads division [Member] | Cintra Infraestructuras Chile SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Toll roads division [Member] | Cintra Infraestructuras Perú, S.A.C
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.90%
Net cost ownership		€ 0
CHILE | Toll roads division [Member] | Ferrovial MAD 01, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 91,000,000
CHILE | Energy and mobility infrastructures division [Member] | BXF Energía SP. z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		51.00%
Net cost ownership		€ 7,000,000
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Power Infrastructure Chile, SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 65,000,000
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Transco Chile II SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Transchile charrúa transmisión sa [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.90%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Transco Chile III SPA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Transco Chile IV SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Centella transmisión S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Net cost ownership		€ 50,000,000
CHILE | Energy and mobility infrastructures division [Member] | II Centella Transmisión, S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.10%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Berliam S.p.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		65.10%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | II Berliam S.p.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		34.90%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Steel Ingenieria, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Net cost ownership		€ 31,000,000
CHILE | Energy and mobility infrastructures division [Member] | Veltis, Sp.a
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Walvis, S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.70%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Inversiones (Chile) Holdings Limitada [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Net cost ownership		€ 3,000,000
CHILE | Energy and mobility infrastructures division [Member] | Inversiones (Chile) Limitada [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | III Centella Transmisión , S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.90%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | Ferrovial Energy PTY LTD
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
CHILE | Energy and mobility infrastructures division [Member] | II BXF Energía Sp. z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.00%
Net cost ownership		€ 7,000,000
CHILE | Energy and mobility infrastructures division [Member] | Veltis Servicios, SpA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
COLOMBIA | Construction division [Member] | Ferrovial Construcción Colombia, S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
COLOMBIA | Toll roads division [Member] | Concesionaria ruta del cacao sas [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		30.00%
Investments in associates accounted for using equity method		€ 27,000,000
Assets		736,000,000
Liabilities		644,000,000
Revenue		139,000,000
Profit (loss)		€ 22,000,000
COLOMBIA | Toll roads division [Member] | Cintra Infraestructuras Colombia, S.A.S. (a) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 23,000,000
SLOVAKIA | Construction division [Member] | D4R7 construction S.R.O. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		65.00%
Net cost ownership		€ 0
SLOVAKIA | Construction division [Member] | Ferrovial Construction Slovakia S.R.O [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.00%
Net cost ownership		€ (2,000,000)
SLOVAKIA | Construction division [Member] | Budimex slovakias .r.o [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
FRANCE | Construction division [Member] | Ferrovial Construction France, S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 12,000,000
MEXICO | Construction division [Member] | I Cadagua Ferr. Industrial México [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		75.10%
Net cost ownership		€ 0
MEXICO | Construction division [Member] | II Cadagua Ferr. Industrial México [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		24.90%
Net cost ownership		€ 0
NEW ZEALAND | Construction division [Member] | Ferrovial Construction (New Zeeland) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 2,000,000
PERU | Construction division [Member] | Ferrovial Construcción Perú, S.A.C. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Net cost ownership		€ 0
POLAND
Disclosure of subsidiaries [line items]
Revenue		€ 2,119,000,000	€ 2,160,000,000	€ 1,842,000,000
POLAND | Construction division [Member] | Pphu promos spzoo [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		26.30%
Investments in associates accounted for using equity method		€ 1,000,000
Assets		3,000,000
Liabilities		1,000,000
Revenue		3,000,000
Profit (loss)		€ 0
POLAND | Construction division [Member] | Ferrovial Holding US Corp [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 3,102,000,000
POLAND | Construction division [Member] | Mostostal Kraków S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 3,000,000
POLAND | Construction division [Member] | FBSerwis Kamieńsk Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		80.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis Wrocław Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis Dolny Sląsk Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis Karpatia Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.10%
Net cost ownership		€ 83,000,000
POLAND | Construction division [Member] | FB Serwis S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 69,000,000
POLAND | Construction division [Member] | JZE Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Zaklad, Przetworstwa Odpadow Zawisty Sp. z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | PPHUH Konstralex Sp. z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | IIIII green waste management 1 spz.o.o [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership
POLAND | Construction division [Member] | Green Waste Management 6 sp.z.o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership
POLAND | Construction division [Member] | Mostostal Kraków Energetyka sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex Budownictwo Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex Kolejnictwo SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 26,000,000
POLAND | Construction division [Member] | Budimex Parking Wrocław Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		51.00%
Net cost ownership		€ 1,000,000
POLAND | Construction division [Member] | Fotowoltaika HIG XIV Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 2,000,000
POLAND | Construction division [Member] | FBSerwis Zielony Kamieńsk Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Cintra Development BV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Cintra INVIT Investments B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 718,000,000
POLAND | Construction division [Member] | Cintra IM Investments B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex SA Tecnicas Reunidas SA - Turów s.c.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex SA Cadagua SA V sc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.90%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex SA Cadagua SA IV sc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.90%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex SA Sygnity SA sj
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		67.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex D Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		76.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex R Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex P Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex O Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Circular Construction SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex Most Wschodni S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis Paliwa Alternatywne Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis Odbiór Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis B Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis A Sp. z o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis Zielona Karpatia Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis Zielony Dolny Śląsk Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | FBSerwis Zielony Wrocław Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Magnolia Energy Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 9,000,000
POLAND | Construction division [Member] | Budimex PPP SA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 4,000,000
POLAND | Construction division [Member] | Budimex F Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
POLAND | Construction division [Member] | Budimex A Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
PUERTO RICO | Construction division [Member] | Ditecpesa PR, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
PUERTO RICO | Construction division [Member] | Ferrovial Construcción Puerto Rico, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 25,000,000
INDIA | Toll roads division [Member] | IRB infrastructure developers limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		19.90%
Investments in associates accounted for using equity method		€ 315,000,000
Assets		5,025,000,000
Liabilities		3,463,000,000
Revenue		894,000,000
Profit (loss)		€ 50,000,000
INDIA | Toll roads division [Member] | I IRB Infrastructure Trust
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		51.00%
Investments in associates accounted for using equity method		€ 704,000,000
Assets		4,800,000,000
Liabilities		3,107,000,000
Revenue		243,000,000
Profit (loss)		€ (24,000,000)
INDIA | Toll roads division [Member] | II IRB Infrastructure Trust
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		24.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
INDIA | Toll roads division [Member] | I MMK Toll Road Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		51.00%
Investments in associates accounted for using equity method		€ 0
Assets		1,000,000
Liabilities		0
Revenue		0
Profit (loss)		€ 0
INDIA | Toll roads division [Member] | II MMK Toll Road Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		24.00%
Investments in associates accounted for using equity method		€ 0
Assets		0
Liabilities		0
Revenue		0
Profit (loss)		€ 0
INDIA | Toll roads division [Member] | Cinfra India Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%
Net cost ownership		€ 0
PORTUGAL | Toll roads division [Member] | Vialivre, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		84.00%
Net cost ownership		€ 0
TURKIYE | Airports division [Member] | YDA HAVALIMANI YATIRIM VE (Dalaman)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		60.00%
Net cost ownership		€ 145,000,000
QATAR | Airports division [Member] | FMM Company LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		49.00%
Investments in associates accounted for using equity method		€ 18,000,000
Assets		78,000,000
Liabilities		38,000,000
Revenue		109,000,000
Profit (loss)		€ 14,000,000
NETHERLANDS | Corporation division [Member] | Ferrovial Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 80,000,000
NETHERLANDS | Corporation division [Member] | Ferrovial Ventures Netherlands B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 9,000,000
NETHERLANDS | Construction division [Member] | Ferrovial Construction International SE [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 761,000,000
NETHERLANDS | Toll roads division [Member] | Cintra Infrastructures SE [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 3,021,000,000
NETHERLANDS | Toll roads division [Member] | Cintra Global SE [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 3,242,000,000
NETHERLANDS | Toll roads division [Member] | 407 Toronto Highway B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 2,664,000,000
NETHERLANDS | Toll roads division [Member] | Cintra INR Investments B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 369,000,000
NETHERLANDS | Toll roads division [Member] | Cintra Projects B.V
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
NETHERLANDS | Airports division [Member] | Hubco Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 807,000,000
NETHERLANDS | Airports division [Member] | FERROVIAL AIRPORTS FMM BV [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 5,000,000
NETHERLANDS | Airports division [Member] | Ferrovial Airports Turkey B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 152,000,000
NETHERLANDS | Energy and mobility infrastructures division [Member] | Ferrovial Services International, SE
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 76,000,000
NETHERLANDS | Energy and mobility infrastructures division [Member] | Ferrovial Transco International B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 89,000,000
IRELAND | Corporation division [Member] | Landmille, Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 1,000,000
IRELAND | Construction division [Member] | Ferrovial Construction Ireland Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 8,000,000
GERMANY | Construction division [Member] | Budimex Bau GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 0
GERMANY | Construction division [Member] | RailBX GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 6,000,000
LUXEMBOURG | Corporation division [Member] | Krypton RE, S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Net cost ownership		€ 8,000,000